Goodwill and intangible assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 17,386	$ 17,350
Foreign currency translation	110	36
Other	0
Ending balance	17,496	17,386
Investment Services
Goodwill [Roll Forward]
Beginning balance	8,332	8,333
Foreign currency translation	77	(1)
Other	47
Ending balance	8,456	8,332
Investment and Wealth Management
Goodwill [Roll Forward]
Beginning balance	9,007	8,970
Foreign currency translation	33	37
Other	0
Ending balance	9,040	9,007
Other
Goodwill [Roll Forward]
Beginning balance	47	47
Foreign currency translation	0	0
Other	(47)
Ending balance	$ 0	$ 47